Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Derivative Instruments Effect on Other Comprehensive Income (Loss)
	For the three months ended		For the six months ended
(In thousands)	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Balance as of December 31:	$-	$-	$-	$-
Amount of losses recognized in other comprehensive income	(184)	-	(1,528)	-
Losses in other comprehensive income:	$(184)	$-	$(1,528)	$-

Accumulated other comprehensive loss represents the sum of these items, with the exception of net income, as of the balance sheet date and is represented in the table below.

	As of December 31,
Accumulated Other Comprehensive Loss By Component:	2019	2018
Unrealized loss for pension and other postretirement obligations	$(3,677)	$(4,266)
Tax effect	960	1,114
Net unrealized loss for pension and other postretirement obligations	(2,717)	(3,152)
Unrealized loss on available-for-sale securities	(293)	(3,833)
Tax effect	77	1,001
Net unrealized loss on available-for-sale securities	(216)	(2,832)
Unrealized loss on securities transferred to held-to-maturity	(54)	(82)
Tax effect	16	24
Net unrealized loss on securities transferred to held-to-maturity	(38)	(58)
Accumulated other comprehensive loss	$(2,971)	$(6,042)